Basic of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	8 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Jul. 24, 2020
Basic of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance	$ 250,000
Purchase an aggregate share of common stock (in Shares)	26,150,000
Net loss per share basic and diluted amount	$ 3,200,000
Issuance of warrant (in Shares)	26,150,000
Federal depository insurance coverage		$ 250,000
Total offering costs			$ 19,500,000
Shareholders’ equity		$ 18,900,000
Warrants to purchase, description		The Company issued 17,250,000 Warrants to purchase Class A ordinary shares to investors in the Company’s Initial Public Offering and simultaneously issued 8,900,000 Private Placement Warrants.
Description of net loss per ordinary share		Net loss per share, basic and diluted for Class A ordinary shares is calculated by dividing the investment income earned on the Trust Account of approximately $191,000 for the period from May 6 (inception), 2020 through December 31, 2020 by the weighted average number of shares of Class A ordinary shares outstanding for the period. Net loss per share, basic and diluted for Class B ordinary shares is calculated by dividing the net loss of approximately $9.5 million, less income attributable to Class A ordinary shares, by the weighted average number of shares of Class B ordinary shares outstanding for the period.
Trust Account [Member]
Basic of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Investment income	$ 67,000
IPO [Member]
Basic of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Derivative warrant liabilities	17,250,000
Total offering costs		$ 700,000
Private Placement [Member]
Basic of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Derivative warrant liabilities	8,900,000
Total offering costs	$ 16,000
Class A Ordinary Shares [Member]
Basic of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Ordinary shares subject to possible redemption (in Shares)	29,662,115	29,980,468
Purchase an aggregate share of common stock (in Shares)		26,150,000